UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment   [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
						                            	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
	        	2nd floor
	        	Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Michael OConnell
Title: Intern
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	Michael OConnell	 Towson, MD	  July 12,1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	196,942 (in $1000s)


List of Other Included Managers:  NONE






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FORM 13F INFORMATION TABLE



COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

Name of Issuer     Title of    CUSIP       Value       SHRS      Investment  Other      Voting Authority
                   Class                   ($1000s)              Discretion  Managers

Abbott Labs        COM         2824100     3,464       76,350    Sole        None       76,350
America Online     COM         02364J104   2,310       21,000    Sole        None       21,000
Amer. Int'l Group  COM         26874107    3,005       25,627    Sole        None       25,627
Amer. Express      COM         25816109    4,904       37,690    Sole        None       37,690
AT & T             COM         1957109     1,842       33,000    Sole        None       33,000
Chase Manhattan    COM         16161A108   1,851       21,400    Sole        None       21,400
Cisco Sys Inc      COM         17275R102   2,059       31,950    Sole        None       31,950
Coca Cola Co       COM         191216100   8,281       133,562   Sole        None       133,562
Disney Walt Co     COM         254687106   3,172       102,956   Sole        None       102,956
Earthshell Corp    COM         27032B100   6,848       978,257   Sole        None       978,257
Fed Home Loan Mtg  COM         313400301   5,287       91,160    Sole        None       91,160
General Elec Co    COM         369604103   6,690       59,200    Sole        None       59,200
Gillette Co        COM         375766102   4,248       103,598   Sole        None       103,598
Intel Corp         COM         458140100   19,809      332,926   Sole        None       332,926
Johnson & Johnson  COM         478160104   3,526       35,980    Sole        None       35,980
MCI Worldcom       COM         55268B106   7,081       82,281    Sole        None       82,281
Mirage Resorts     COM         60462104    8,107       484,000   Sole        None       484,000
Mellon Bk Corp     COM         585509102   3,761       103,400   Sole        None       103,400
Merck & Co         COM         589331107   12,064      163,860   Sole        None       163,860
Microsoft Corp     COM         594918104   23,536      260,972   Sole        None       260,972
Pfizer Inc         COM         717081103   8,523       234,625   Sole        None       234,625
JDS Uniphase Corp  COM         909149106   3,704       22,312    Sole        None       22,312
Terayon            COM         880775101   3,632       65,000    Sole        None       65,000
Weyerhaeuser Co    COM         962166104   49,238      716,188   Sole        None       716,188

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